Borrowings - Convertible promissory notes (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	May 24, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	May 23, 2019	May 24, 2017
Disclosure of detailed information about borrowings [line items]
Conversion price (in usd per share)			$ 2.50
Loss on change in fair value			$ 0	$ 776
Number of shares converted (in shares)	800,000
Convertible promissory notes
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 2,000
Conversion price (in usd per share)						$ 2.50
Number of shares converted (in shares)	800,000
Convertible promissory notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate						10.00%
Borrowings | Convertible promissory notes
Disclosure of detailed information about borrowings [line items]
Loss on change in fair value	$ 776	$ 472
Fair value of convertible promissory notes					$ 6,120